Schedule of fixed assets,net (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800
Computers	37,490	31,307
Furniture and fixtures	10,930	4,676
Total fixed assets	136,220	123,783
Less: accumulated depreciation	(33,287)	(12,144)
Property and equipment, net	€ 102,933	€ 111,639